Property and Equipment, Net (Details) - Schedule of amortization of capitalized development cost	Dec. 31, 2021 USD ($)
Schedule of amortization of capitalized development cost [Abstract]
2022	$ 1,806,523
2023	1,620,236
2024	1,320,961
2025	787,770
2026	279,705
Total	$ 5,815,195